CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	$ 572,620	$ 350,365	$ 105,664
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	19,847	15,328	13,982
Stock-based compensation	41,011	48,037	36,902
Provision for allowance for doubtful accounts	6,226	5,478	7,787
Deferred income taxes	4,438	(1,503)	(4,630)
(Income) Loss from equity method investments	(57)	(1,030)	130
Dividend received from equity method investments	657	267
(Gain) Loss on sale of investments	287	(14)	(328)
Fair value changes through earnings on investment	(40,074)
Investment related impairment	24,074	4,747	40,161
Goodwill and acquired intangibles impairment	10,554
(Gain) Loss on disposal of property and equipment	(120)	(85)	191
Amortization of convertible debt issuance cost	4,140	690
Changes in assets and liabilities, net of acquisition:
Prepaid expenses and other current assets	(49,381)	(28,050)	(19,527)
Other assets	(1,044)	(649)	1,134
Accounts payable	64,277	22,121	3,785
Accrued and other liabilities	55,560	88,474	68,102
Deferred revenues	24,375	31,967	9,492
Income taxes payable	20,968	62,323	5,130
Net cash provided by operating activities	488,007	539,151	236,244
Cash flows from investing activities:
Purchases of short-term investments	(1,792,481)	(1,439,558)	(314,363)
Maturities of short-term investments	1,989,055	696,245	373,805
Investment and prepayment in long-term investments	(419,126)	(54,640)	(155,122)
Proceeds from disposal of/refund of prepayment on long-term investments	85,134	2,458	12,188
Proceeds from disposal of property and equipment	136	107
Purchases of property and equipment	(28,350)	(20,454)	(13,253)
Cash paid for business acquisition, net of cash acquired	(40,000)	(2,298)
Net cash used in investing activities	(254,032)	(815,422)	(96,745)
Cash flows from financing activities:
Proceeds from employee options exercised	781	2,285	4,183
Proceeds from convertible notes, net of debt issuance costs		879,293
Payments to non-controlling shareholders	(196)		(1,148)
Net cash provided by (used in) financing activities	(1,415)	883,578	3,035
Effect of exchange rate changes on cash and cash equivalents	1,083	28,880	(15,208)
Net increase in cash and cash equivalents	233,643	636,187	127,326
Cash and cash equivalents at the beginning of the year	1,000,953	364,766	237,440
Cash and cash equivalents at the end of the year	1,234,596	1,000,953	364,766
Supplemental disclosure of cash flow information
Cash paid for income tax	(70,060)	(8,168)	(3,386)
Supplemental schedule of non-cash investing and financing activities
Property and equipment in accounts payable	5,258	3,667	2,158
Uncollected proceeds from sale of subsidiary's shares to non-controlling shareholders			561
Unpaid consideration for acquisitions	10,000
2022 Notes
Cash flows from financing activities:
Proceeds from convertible notes, net of debt issuance costs	879,300
Supplemental disclosure of cash flow information
Cash paid for interest expenses	(11,719)
Third parties
Changes in assets and liabilities, net of acquisition:
Accounts receivable due	(109,654)	(41,395)	(33,109)
Alibaba
Changes in assets and liabilities, net of acquisition:
Accounts receivable due	(8,028)	(18,539)	29,759
Other related parties
Changes in assets and liabilities, net of acquisition:
Accounts receivable due	(103,982)	410	2,372
SINA
Changes in assets and liabilities, net of acquisition:
Amount due to (from) SINA	(48,687)	209	$ (30,753)
Cash flows from investing activities:
Loan to SINA	(149,460)	(59,534)
Repayment of loan by SINA	101,060	62,252
Cash flows from financing activities:
Loan from SINA		62,000
Repayment of loan from SINA	$ (2,000)	(60,000)
Supplemental disclosure of cash flow information
Cash paid for interest expenses		$ (1,537)